Schedule of Income Tax for Continuing Operations (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss per common share
Federal				$ 0	$ 0
State				60,000	23,364
Foreign				0	0
Total current income taxes				60,000	23,364
Federal
State
Foreign
Total deferred income taxes
Total Income Tax Expense (benefit)	$ 4,150		$ 8,300	$ 60,000	$ 23,364	$ 1,653,067